LOAN PAYABLE (Details) - CAD ($) $ in Thousands		12 Months Ended
	Apr. 22, 2016	Dec. 31, 2017	Dec. 31, 2016
LOAN PAYABLE
Loan received from Sentient	$ 4,500
Loan discount rate (as a percent)	15.00%
Capital contribution interest on loan	$ 265		$ 265
Minimum proceeds of issuance of common shares that ears Sentient right to pre-payment	2,000
Maximum offering amount raised that requires full payment of Sentient loan	$ 12,000
Capital contribution reallocation on loan settlement			265
Shares issued for fee on loan		$ 95	$ 95
Shares issued for fee on loan (in shares)		952,380